Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities
Amortized Cost	$ 37,561	$ 245	$ 9,227
Unrealized Gains (Losses)	(30)		(2)
Fair Value	37,531	245	9,225
U.S. Treasuries and agencies
Marketable securities
Amortized Cost	35,286		1,026
Unrealized Gains (Losses)	(30)		(2)
Fair Value	35,256		1,024
Municipal bonds
Marketable securities
Amortized Cost	2,000		7,940
Fair Value	2,000		7,940
Mutual funds for SERP
Marketable securities
Amortized Cost	275	245	261
Fair Value	275	245	261
U.S. Agency Securities
Marketable securities
Amortized Cost	1,804
Fair Value	$ 1,804